Parent-Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent-Only Statement of Income
The following tables present Parent-only condensed financial statements.

Table 25.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2015	2014	2013
Income
Dividends from subsidiaries:
Bank	$13,804	15,077	10,612
Nonbank	542	526	33
Interest income from subsidiaries	907	772	848
Other interest income	199	216	240
Other income	576	1,032	484
Total income	16,028	17,623	12,217
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	325	357	334
Short-term borrowings	1	7	5
Long-term debt	1,784	1,540	1,546
Other	4	5	15
Noninterest expense	932	797	1,175
Total expense	3,046	2,706	3,075
Income before income tax benefit and
equity in undistributed income of subsidiaries	12,982	14,917	9,142
Income tax benefit	(870)	(926)	(570)
Equity in undistributed income of subsidiaries	9,042	7,214	12,166
Net income	$22,894	23,057	21,878

Parent-Only Statement of Comprehensive Income
Table 25.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$22,894	23,057	21,878
Other comprehensive income (loss), net of tax:
Investment securities	52	142	(248)
Derivatives and hedging activities	—	12	39
Defined benefit plans adjustment	(254)	(633)	1,136
Equity in other comprehensive income (loss) of subsidiaries	(3,019)	2,611	(5,191)
Other comprehensive income (loss), net of tax:	(3,221)	2,132	(4,264)
Total comprehensive income	$19,673	25,189	17,614

Parent-Only Balance Sheet
Table 25.3: Parent-Only Balance Sheet

	December 31,
(in millions)	2015	2014
Assets
Cash and cash equivalents due from:
Subsidiary banks	$36,162	43,843
Nonaffiliates	4	3
Investment securities issued by:
Subsidiary banks	14,992	10,001
Nonaffiliates	8,201	10,753
Loans to subsidiaries:
Bank	47,363	18,166
Nonbank	35,327	35,783
Investments in subsidiaries:
Bank	169,081	162,806
Nonbank	25,638	24,567
Other assets	6,857	6,225
Total assets	$343,625	312,147
Liabilities and equity
Short-term borrowings	$—	2,270
Accrued expenses and other liabilities	8,135	6,984
Long-term debt	117,791	97,275
Indebtedness to nonbank subsidiaries	24,701	21,224
Total liabilities	150,627	127,753
Stockholders' equity	192,998	184,394
Total liabilities and equity	$343,625	312,147

Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities:
Net cash provided by operating activities	$12,337	18,019	8,607
Cash flows from investing activities:
Available-for-sale securities:
Sales proceeds	5,345	1,196	3,606
Prepayments and maturities:
Subsidiary banks	7,750	25	—
Nonaffiliates	—	—	12
Purchases:
Subsidiary banks	(12,750)	(10,025)	—
Nonaffiliates	(2,709)	(14)	(6,016)
Loans:
Net repayments from (advances to) subsidiaries	460	(2,199)	655
Capital notes and term loans made to subsidiaries	(29,860)	(11,275)	(6,700)
Principal collected on notes/loans made to subsidiaries	301	2,526	1,472
Net increase in investment in subsidiaries	(1,283)	(1,096)	(1,188)
Other, net	714	470	461
Net cash used by investing activities	(32,032)	(20,392)	(7,698)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	2,084	2,314	6,732
Long-term debt:
Proceeds from issuance	31,487	22,627	18,714
Repayment	(9,194)	(8,659)	(13,096)
Preferred stock:
Proceeds from issuance	2,972	2,775	3,145
Cash dividends paid	(1,426)	(1,235)	(1,017)
Common stock:
Proceeds from issuance	1,726	1,840	2,224
Repurchased	(8,697)	(9,414)	(5,356)
Cash dividends paid	(7,400)	(6,908)	(5,953)
Excess tax benefits related to stock option payments	453	453	271
Other, net	10	37	114
Net cash provided by financing activities	12,015	3,830	5,778
Net change in cash and due from banks	(7,680)	1,457	6,687
Cash and due from banks at beginning of year	43,846	42,389	35,702
Cash and due from banks at end of year	$36,166	43,846	42,389